Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
Non-controlling interests [Abstract]
Schedule of non-controlling interests
As of December 31, 2016, the non-controlling interests mainly consisted of the following:

	Ownership	December 31, 2016
		US$
Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	10.00%	18,081
Shaanxi Zhongmao	34.02%	(11,271,378)
Zhengzhou Xinnan	49.00%	(3,802,744)
Xinyuan Service	6.00%	(579,986)
Xinrock	30.00%	67,160
Shanghai Hexinli	21.05%	(322,846)

Total		(15,891,713)

As of December 31, 2017, the non-controlling interests consisted of the following:

	Ownership	December 31, 2017
		US$
Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	10.00%	21,941
Shaanxi Zhongmao	34.02%	(15,065,986)
Zhengzhou Xinnan	49.00%	(22,806,392)
Xinyuan Service	6.00%	(1,132,730)
Xinrock	30.00%	251,835
Shanghai Hexinli	21.05%	(342,579)
Zhengzhou Hangmei (Note 1)	49.00%	(3,127,176)
Taicang Pengchi (Note 1, Note 17(b))	83.00%	91,281
Suzhou Wanzhuo (Note 1, Note 17(b))	80.00%	(23,932,541)
Beijing Xinju (Note 1, Note 17(d))	49.00%	1,601,070
Henan Renxin	49.00%	-

Total		(64,441,277)